Investment Strategy	Sep. 09, 2025
Defiance Leveraged Long + Income CRCL ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through a combination of a Leveraged Strategy and an Income Generation Strategy. The Leveraged Strategy aims to amplify returns by employing derivatives to achieve exposure to the share price of the Class A common stock of Circle Internet Group, Inc. (“CRCL” or the “Underlying Security”) at daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses.

The Income Generation Strategy complements the Leveraged Strategy by utilizing credit call spreads to seek to generate premium income and manage risk associated with the Fund’s leveraged exposure. While these strategies are designed to enhance potential returns and mitigate certain risks, the Income Generation Strategy may limit the upside performance of the Leveraged Strategy on the portion of exposure covered by the credit call spreads.

●	Leveraged Strategy:

The Fund seeks to achieve its investment objective primarily by entering into derivatives transactions (i.e., swap agreements and options contracts) to gain long exposure to the Underlying Security. The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Fund’s investment adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in the Underlying Security increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Security and associated derivatives markets.

The Fund’s dynamic approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Underlying Security. Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Underlying Security will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of the Underlying Security.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the Underlying Security’s value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying Security. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of the Underlying Security over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the Underlying Security at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the Underlying Security’s share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the Underlying Security. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, or pricing considerations for swaps. The ability to incorporate options provides additional flexibility in pursuing the Fund’s daily investment objective, enhancing the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Fund’s investment adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Underlying Security’s share price. This rebalancing ensures alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the Underlying Security;

b) the Underlying Security’s overall performance;

c) the duration of the investment period;

d) financing rates associated with leveraged exposure; and

e) other Fund expenses.

●	Income Generation Strategy:

The Fund will write (sell) credit call spreads (described below) to generate premium income and manage risk associated with its leveraged exposure to the Underlying Security’s share price. A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the upper strike price.

The Fund’s credit call spreads are generally implemented on approximately 100% of the Fund’s net notional exposure to the Underlying Security. For instance, if the Fund employs leverage of 200%, half of the Fund’s effective exposure to the Underlying Security will be offset by the call spread, limiting upside participation for that portion of the exposure. While the strategy reduces the potential for gains from leveraged increases in the Underlying Security’s price, it generates premium income and mitigates risk through predefined limits on losses.

Portfolio Attributes

The Fund will seek to provide income distributions at least monthly in the form of cash.

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security. For purposes of compliance with this 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Circle Internet Group, Inc. (“Circle”)

Circle Internet Group, Inc. is a global financial technology firm that specializes in digital currencies and blockchain technology. Circle is the issuer of the USDC stablecoin, a crypto asset designed to be pegged to the U.S. dollar, and EURC stablecoin, a crypto asset designed to be pegged to the euro. Circle also provides various services and platform APIs for payments, commerce, and other financial applications. Shares of Circle’s Class A common stock (Ticker: CRCL) are listed on the New York Stock Exchange (NYSE).

The Fund does not invest directly in stablecoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of stablecoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of stablecoin. Investors seeking direct exposure to the price of stablecoin should consider an investment other than the Fund.

CRCL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Circle pursuant to the Exchange Act can be located by reference to SEC file number 001-42671 through the SEC’s website at www.sec.gov. In addition, information regarding Circle/CRCL may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to CRCL or other securities of Circle. The Fund has derived all disclosures contained in this document regarding Circle/CRCL from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to CRCL. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Circle/CRCL is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRCL (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Circle/CRCL could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

NONE OF THE FUND, THE TRUST, OR THE ADVISER IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH CIRCLE INTERNET GROUP, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, CIRCLE INTERNET GROUP, INC.

Moreover, Circle Internet Group, Inc. has not participated in the development of the Fund’s investment strategy. Circle Internet Group, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Circle Internet Group, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Circle Internet Group, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by CRCL or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, CRCL is assigned to the Software industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security.
Defiance Leveraged Long + Income CRWV ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through a combination of a Leveraged Strategy and an Income Generation Strategy. The Leveraged Strategy aims to amplify returns by employing derivatives to achieve exposure to the share price of the Class A common stock of CoreWeave, Inc. (“CRWV” or the “Underlying Security”) at daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses.

The Income Generation Strategy complements the Leveraged Strategy by utilizing credit call spreads to seek to generate premium income and manage risk associated with the Fund’s leveraged exposure. While these strategies are designed to enhance potential returns and mitigate certain risks, the Income Generation Strategy may limit the upside performance of the Leveraged Strategy on the portion of exposure covered by the credit call spreads.

●	Leveraged Strategy:

The Fund seeks to achieve its investment objective primarily by entering into derivatives transactions (i.e., swap agreements and options contracts) to gain long exposure to the Underlying Security. The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Fund’s investment adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in the Underlying Security increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Security and associated derivatives markets.

The Fund’s dynamic approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Underlying Security. Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Underlying Security will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of the Underlying Security.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the Underlying Security’s value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying Security. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of the Underlying Security over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the Underlying Security at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the Underlying Security’s share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the Underlying Security. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, or pricing considerations for swaps. The ability to incorporate options provides additional flexibility in pursuing the Fund’s daily investment objective, enhancing the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Fund’s investment adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Underlying Security’s share price. This rebalancing ensures alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the Underlying Security;

b) the Underlying Security’s overall performance;

c) the duration of the investment period;

d) financing rates associated with leveraged exposure; and

e) other Fund expenses.

●	Income Generation Strategy:

The Fund will write (sell) credit call spreads (described below) to generate premium income and manage risk associated with its leveraged exposure to the Underlying Security’s share price. A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the upper strike price.

The Fund’s credit call spreads are generally implemented on approximately 100% of the Fund’s net notional exposure to the Underlying Security. For instance, if the Fund employs leverage of 200%, half of the Fund’s effective exposure to the Underlying Security will be offset by the call spread, limiting upside participation for that portion of the exposure. While the strategy reduces the potential for gains from leveraged increases in the Underlying Security’s price, it generates premium income and mitigates risk through predefined limits on losses.

Portfolio Attributes

The Fund will seek to provide income distributions at least monthly in the form of cash.

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security. For purposes of compliance with this 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

CoreWeave, Inc. (“CoreWeave”)

CoreWeave, Inc. is a cloud infrastructure technology company. CoreWeave offers the “CoreWeave Cloud Platform,” which consists of software and cloud services that deliver the automation and efficiency needed to manage complex artificial intelligence (AI) infrastructure. Shares of CoreWeave’s Class A common stock (Ticker: CRWV) are listed on The Nasdaq Stock Market LLC (Nasdaq).

CRWV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by CoreWeave pursuant to the Exchange Act can be located by reference to the SEC file number 001-42563 through the SEC’s website at www.sec.gov. In addition, information regarding CoreWeave/CRWV may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to CRWV or other securities of CoreWeave. The Fund has derived all disclosures contained in this document regarding CoreWeave/CRWV from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to CRWV. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding CoreWeave/CRWV is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRWV (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning CoreWeave/CRWV could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

NONE OF THE FUND, THE TRUST, OR THE ADVISER IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH COREWEAVE, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, COREWEAVE, INC.

Moreover, CoreWeave, Inc. has not participated in the development of the Fund’s investment strategy. CoreWeave, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. CoreWeave, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by CoreWeave, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by CRWV or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, CRWV is assigned to the Information Technology Services industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security.
Defiance Leveraged Long + Income GLXY ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through a combination of a Leveraged Strategy and an Income Generation Strategy. The Leveraged Strategy aims to amplify returns by employing derivatives to achieve exposure to the share price of the Class A common stock of Galaxy Digital Inc. (“GLXY” or the “Underlying Security”) at daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses.

The Income Generation Strategy complements the Leveraged Strategy by utilizing credit call spreads to seek to generate premium income and manage risk associated with the Fund’s leveraged exposure. While these strategies are designed to enhance potential returns and mitigate certain risks, the Income Generation Strategy may limit the upside performance of the Leveraged Strategy on the portion of exposure covered by the credit call spreads.

●	Leveraged Strategy:

The Fund seeks to achieve its investment objective primarily by entering into derivatives transactions (i.e., swap agreements and options contracts) to gain long exposure to the Underlying Security. The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Fund’s investment adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in the Underlying Security increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Security and associated derivatives markets.

The Fund’s dynamic approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Underlying Security. Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Underlying Security will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of the Underlying Security.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the Underlying Security’s value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying Security. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of the Underlying Security over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the Underlying Security at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the Underlying Security’s share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the Underlying Security. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, or pricing considerations for swaps. The ability to incorporate options provides additional flexibility in pursuing the Fund’s daily investment objective, enhancing the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Fund’s investment adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Underlying Security’s share price. This rebalancing ensures alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the Underlying Security;

b) the Underlying Security’s overall performance;

c) the duration of the investment period;

d) financing rates associated with leveraged exposure; and

e) other Fund expenses.

●	Income Generation Strategy:

The Fund will write (sell) credit call spreads (described below) to generate premium income and manage risk associated with its leveraged exposure to the Underlying Security’s share price. A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the upper strike price.

The Fund’s credit call spreads are generally implemented on approximately 100% of the Fund’s net notional exposure to the Underlying Security. For instance, if the Fund employs leverage of 200%, half of the Fund’s effective exposure to the Underlying Security will be offset by the call spread, limiting upside participation for that portion of the exposure. While the strategy reduces the potential for gains from leveraged increases in the Underlying Security’s price, it generates premium income and mitigates risk through predefined limits on losses.

Portfolio Attributes

The Fund will seek to provide income distributions at least monthly in the form of cash.

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security. For purposes of compliance with this 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Galaxy Digital Inc. (“Galaxy”)

Galaxy Digital Inc. is engaged in the business of digital assets and data center infrastructure. Galaxy provides institutional access to trading, advisory, asset management, staking, self-custody, and tokenization technology. Shares of Galaxy’s Class A common stock (Ticker: GLXY) are listed on The Nasdaq Stock Market LLC (Nasdaq).

GLXY is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by GLXY pursuant to the Exchange Act can be located by reference to the SEC file number 333-262378 through the SEC’s website at www.sec.gov. In addition, information regarding GLXY may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to GLXY or other securities of Galaxy. The Fund has derived all disclosures contained in this document regarding Galaxy/GLXY from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to GLXY. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Galaxy/GLXY is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of GLXY (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Galaxy/GLXY could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

NONE OF THE FUND, THE TRUST, OR THE ADVISER IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH GALAXY DIGITAL INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, GALAXY DIGITAL INC.

Moreover, Galaxy Digital Inc. has not participated in the development of the Fund’s investment strategy. Galaxy Digital Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Galaxy Digital Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Galaxy Digital Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by GLXY or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, GLXY is assigned to the Capital Markets industry.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security.
Defiance Leveraged Long + Income Magnificent Seven ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through a combination of a Leveraged Strategy and an Income Generation Strategy. The Leveraged Strategy aims to amplify returns by employing derivatives to achieve equally weighted exposure to the share price of the common stock of companies comprising the “Magnificent 7,” a reference to seven companies commonly known for their market dominance in technology-related innovation. As of the date of this Prospectus, the seven companies known as the Magnificent 7 are Alphabet Inc (GOOGL), Amazon.com, Inc. (AMZN), Apple Inc. (AAPL), Meta Platforms, Inc. (META), Microsoft Corporation (MSFT), NVIDIA Corporation (NVDA), and Tesla Inc. (TSLA) (the “M7 Underlying Issuers”).

In pursuing the Leveraged Strategy, the Fund will invest primarily in swap agreements or option contracts on (i) shares of the M7 Underlying Issuers and/or (ii) shares of unaffiliated actively managed ETFs that seek significant exposure to the returns of the M7 Underlying Issuers (each such share, an “Underlying Security” and collectively, the “Underlying Securities”). The Fund may also invest directly in the Underlying Securities. The Leveraged Strategy seeks to achieve equally-weighted exposure to each of the M7 Underlying Issuers and to provide daily returns of approximately 150% to 200% of the performance of an equally-weighted portfolio of the Underlying Securities, before fees and expenses.

The Income Generation Strategy complements the Leveraged Strategy by utilizing credit call spreads to seek to generate premium income and manage risk associated with the Fund’s leveraged exposure. While these strategies are designed to enhance potential returns and mitigate certain risks, the Income Generation Strategy may limit the upside performance of the Leveraged Strategy on the portion of exposure covered by the credit call spreads.

●	Leveraged Strategy:

The Fund seeks to achieve its investment objective primarily by entering into derivatives transactions (i.e., swap agreements and options contracts) on Underlying Securities to gain equally weighted long exposure to the common stock of each M7 Underlying Issuer. The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of an equally-weighted portfolio of the Underlying Securities, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Fund’s investment adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in a particular Underlying Security increases significantly, the Fund may adjust its leverage level to that Underlying Security to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Securities and associated derivatives markets.

The Fund’s dynamic approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of an equally-weighted portfolio of the Underlying Securities, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Underlying Securities. Under normal market conditions, the Fund’s daily exposure to the Underlying Securities is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Underlying Securities will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of any Underlying Security.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in any Underlying Security’s value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying Securities. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of any Underlying Security over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell any Underlying Security at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on any Underlying Security’s share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing any Underlying Security. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Security, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, or pricing considerations for swaps. The ability to incorporate options provides additional flexibility in pursuing the Fund’s daily investment objective, enhancing the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Fund’s investment adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of an equally-weighted portfolio of the Underlying Securities. This rebalancing ensures alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of each Underlying Security;

b) each Underlying Security’s overall performance;

c) the duration of the investment period;

d) financing rates associated with leveraged exposure; and

e) other Fund expenses.

●	Income Generation Strategy:

The Fund will write (sell) credit call spreads (described below) to generate premium income and manage risk associated with its leveraged exposure to the portfolio of Underlying Securities. A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if any Underlying Security’s share price rises above the upper strike price.

The Fund’s credit call spreads are generally implemented on approximately 100% of the Fund’s net notional exposure to an equally-weighted portfolio of the Underlying Securities. For instance, if the Fund employs leverage of 200%, half of the Fund’s effective exposure to the portfolio of Underlying Securities will be offset by the call spread, limiting upside participation for that portion of the exposure. While the strategy reduces the potential for gains from leveraged increases in any Underlying Security’s price, it generates premium income and mitigates risk through predefined limits on losses.

Portfolio Attributes

The Fund will seek to provide income distributions at least monthly in the form of cash.

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Securities. For purposes of compliance with this 80% policy, derivatives will be valued at notional value. The Fund’s portfolio investments in Underlying Securities will generally be equally weighted in their exposures to the corresponding M7 Underlying Issuers. The Adviser will reallocate the Fund’s portfolio on a monthly basis to maintain equally weighted exposures, and the Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of any Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ANY UNDERLYING ISSUER.

As a result of its investment strategies, the Fund will have investment exposure that is concentrated (i.e., more than 25% of its total assets) in one or more technology-related industries at any given time (as defined by an independent industry classification scheme as the following industries: Automotive Industry; Technology Hardware Industry; E-Commerce Discretionary Industry; Internet Media & Services Industry; Semiconductors Industry; and Software Industry) (collectively the “Technology Industries”). The Technology Industries in which the Fund will have concentrated exposure to may vary over time.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Securities.
Defiance Leveraged Long + Income Nasdaq 100 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through a combination of a Leveraged Strategy and an Income Generation Strategy. The Leveraged Strategy aims to amplify returns by employing derivatives to achieve exposure to the share price of unaffiliated passively managed ETFs (“Index ETFs”) that seek to track the performance of the Nasdaq 100 Index (the “Index”) at daily levels ranging from 150% to 200% of the performance of the Index ETFs, before fees and expenses.

In pursuing the Leveraged Strategy, the Fund will invest primarily in swap agreements or option contracts on (i) shares of the Index ETFs and/or (ii) shares of individual component securities of the Index (each such share an “Underlying Security” and collectively, the “Underlying Securities”). The Fund may also invest directly in the Underlying Securities.

The Income Generation Strategy complements the Leveraged Strategy by utilizing credit call spreads to seek to generate premium income and manage risk associated with the Fund’s leveraged exposure. While these strategies are designed to enhance potential returns and mitigate certain risks, the Income Generation Strategy may limit the upside performance of the Leveraged Strategy on the portion of exposure covered by the credit call spreads.

●	Leveraged Strategy:

The Fund seeks to achieve its investment objective primarily by entering into derivatives transactions (i.e., swap agreements and options contracts) in the Underlying Securities to indirectly gain long exposure to the Index. The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of the Index, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Fund’s investment adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in an Underlying Security increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Securities and associated derivatives markets.

The Fund’s dynamic approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Index, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Index via the Underlying Securities. Under normal market conditions, the Fund’s daily exposure to the Index (via the Underlying Securities) is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Index (via the Underlying Securities) will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of any Underlying Security.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in any Underlying Security’s value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying Securities. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of any Underlying Security over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell any Underlying Security at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on any Underlying Security’s share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing any Underlying Security. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying security, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, or pricing considerations for swaps. The ability to incorporate options provides additional flexibility in pursuing the Fund’s daily investment objective, enhancing the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Fund’s investment adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Index (via the Underlying Securities). This rebalancing ensures alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of each Underlying Security;

b) each Underlying Security’s overall performance;

c) the duration of the investment period;

d) financing rates associated with leveraged exposure; and

e) other Fund expenses.

●	Income Generation Strategy:

The Fund will write (sell) credit call spreads (described below) to generate premium income and manage risk associated with its leveraged exposure to the Index (via the Underlying Securities). A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if any Underlying Security’s share price rises above the upper strike price.

The Fund’s credit call spreads are generally implemented on approximately 100% of the Fund’s net notional exposure to the Index (via the Underlying Securities). For instance, if the Fund employs leverage of 200%, half of the Fund’s effective exposure to the Index (via the Underlying Securities) will be offset by the call spread, limiting upside participation for that portion of the exposure. While the strategy reduces the potential for gains from leveraged increases in any Underlying Security’s price, it generates premium income and mitigates risk through predefined limits on losses.

An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund.

The Fund’s strategy is subject to all potential losses if the Index loses value, which may not be offset by income received by the Fund.

Additional information regarding the Index is also set forth below.

Portfolio Attributes

The Fund will seek to provide income distributions at least monthly in the form of cash.

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Index. For purposes of compliance with this 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of any Underlying Security or the Index.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The Nasdaq 100 Index is a benchmark index that includes 100 of the largest non-financial companies listed on the Nasdaq Stock Market, based on market capitalization. This makes it a large-cap index, meaning its constituents have a high market value, often in the billions of dollars.

The Index includes companies from various industries but is heavily weighted towards the technology sector. This reflects the Nasdaq’s historic strength as a listing venue for tech companies. Other sectors represented include consumer discretionary, health care, communication services, and industrials, among others.

In terms of volatility, like all stock indices, the Index experiences daily price movements and can be significantly volatile at times. This is often driven by macroeconomic factors, market sentiment, and financial results or news from its large constituents. Historical periods of significant volatility include the dot-com bubble burst around 2000 and the global financial crisis of 2007-2008, among other events. However, the specific degree of volatility can vary and is subject to change based on market conditions.

Due to the Fund’s investment strategy, to the extent the Index is concentrated in a particular industry or group of industries, the Fund’s economic exposure will be concentrated in the same industry or group of industries.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Index.
Defiance Leveraged Long + Income S&P 500 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through a combination of a Leveraged Strategy and an Income Generation Strategy. The Leveraged Strategy aims to amplify returns by employing derivatives to achieve exposure to the share price of unaffiliated passively managed ETFs (“Index ETFs”) that seek to track the performance of the S&P 500 Index (the “Index”) at daily levels ranging from 150% to 200% of the performance of the Index ETFs, before fees and expenses.

In pursuing the Leveraged Strategy, the Fund will invest primarily in swap agreements or option contracts on (i) shares of the Index ETFs and/or (ii) shares of individual component securities of the Index (each such share an “Underlying Security” and collectively, the “Underlying Securities”). The Fund may also invest directly in the Underlying Securities.

The Income Generation Strategy complements the Leveraged Strategy by utilizing credit call spreads to seek to generate premium income and manage risk associated with the Fund’s leveraged exposure. While these strategies are designed to enhance potential returns and mitigate certain risks, the Income Generation Strategy may limit the upside performance of the Leveraged Strategy on the portion of exposure covered by the credit call spreads.

●	Leveraged Strategy:

The Fund seeks to achieve its investment objective primarily by entering into derivatives transactions (i.e., swap agreements and options contracts) in the Underlying Securities to indirectly gain long exposure to the Index. The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of the Index, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Fund’s investment adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in an Underlying Security increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Securities and associated derivatives markets.

The Fund’s dynamic approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Index, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Index via the Underlying Securities. Under normal market conditions, the Fund’s daily exposure to the Index (via the Underlying Securities) is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Index (via the Underlying Securities) will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of any Underlying Security.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in any Underlying Security’s value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying Securities. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of any Underlying Security over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell any Underlying Security at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on any Underlying Security’s share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing any Underlying Security. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying security, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, or pricing considerations for swaps. The ability to incorporate options provides additional flexibility in pursuing the Fund’s daily investment objective, enhancing the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Fund’s investment adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Index (via the Underlying Securities). This rebalancing ensures alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of each Underlying Security;

b) each Underlying Security’s overall performance;

c) the duration of the investment period;

d) financing rates associated with leveraged exposure; and

e) other Fund expenses.

●	Income Generation Strategy:

The Fund will write (sell) credit call spreads (described below) to generate premium income and manage risk associated with its leveraged exposure to the Index (via the Underlying Securities). A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if any Underlying Security’s share price rises above the upper strike price.

The Fund’s credit call spreads are generally implemented on approximately 100% of the Fund’s net notional exposure to the Index (via the Underlying Securities). For instance, if the Fund employs leverage of 200%, half of the Fund’s effective exposure to the Index (via the Underlying Securities) will be offset by the call spread, limiting upside participation for that portion of the exposure. While the strategy reduces the potential for gains from leveraged increases in any Underlying Security’s price, it generates premium income and mitigates risk through predefined limits on losses.

An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund.

The Fund’s strategy is subject to all potential losses if the Index loses value, which may not be offset by income received by the Fund.

Additional information regarding the Index is also set forth below.

Portfolio Attributes

The Fund will seek to provide income distributions at least monthly in the form of cash.

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Index. For purposes of compliance with this 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of any Underlying Security or the Index.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE INDEX.

Index Overview: The S&P 500 Index is a widely recognized benchmark index that tracks the performance of 500 of the largest U.S.-based companies listed on the New York Stock Exchange or Nasdaq. These companies represent approximately 80% of the total U.S. equities market by capitalization, making it a large-cap index.

The S&P 500 is diversified across all sectors of the economy, including technology, healthcare, consumer discretionary, financials, industrials, and others. This distribution can vary over time as the market value of the sectors change.

Regarding volatility, the S&P 500, like all market indices, has experienced periods of significant daily price movements. Historically notable periods of volatility include the Black Monday crash in 1987, the dot-com bubble burst around 2000, the financial crisis of 2008, and the market reactions to the COVID-19 pandemic in early 2020. However, the specific degree of volatility can vary and is subject to change based on overall market conditions. Despite these periods of volatility, the Index has shown long-term growth over its history.

Due to the Fund’s investment strategy, to the extent the Index is concentrated in a particular industry or group of industries, the Fund’s economic exposure will be concentrated in the same industry or group of industries.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Index.
Defiance Leveraged Long + Income Ethereum ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through a combination of a Leveraged Strategy and an Income Generation Strategy. The Leveraged Strategy aims to amplify returns by employing derivatives to achieve exposure to the share price (i.e., the price returns) of one or more select U.S.-listed exchange-traded products (“ETPs”) that seek exposure to ether, which is a digital asset (each an “Underlying ETP” and collectively, the “Underlying ETPs”) at daily levels ranging from 150% to 200% of the performance of the Underlying ETPs.

In pursuing the Leveraged Strategy, the Fund will invest primarily in swap agreements or option contracts on shares of the Underlying ETPs. The Fund may also invest directly in certain Underlying ETPs only to the extent that they (i) do not hold ether directly and (ii) achieve exposure to ether indirectly via derivatives.

The Income Generation Strategy complements the Leveraged Strategy by utilizing credit call spreads to seek to generate premium income and manage risk associated with the Fund’s leveraged exposure. While these strategies are designed to enhance potential returns and mitigate certain risks, the Income Generation Strategy may limit the upside performance of the Leveraged Strategy on the portion of exposure covered by the credit call spreads.

The Fund does not invest directly in ether or any other digital assets. The Fund does not invest directly in derivatives that track the performance of ether or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of ether. Investors seeking direct exposure to the price of ether should consider an investment other than the Fund.

●	Leveraged Strategy:

The Fund seeks to achieve its investment objective by entering into derivatives transactions (i.e., swap agreements and options contracts) to gain long exposure to the Underlying ETPs. The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of the Underlying ETPs, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Fund’s investment adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in the Underlying ETPs increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying ETPs and associated derivatives markets.

The Fund’s dynamic approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Underlying ETPs, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Underlying ETPs. Under normal market conditions, the Fund’s daily exposure to the Underlying ETPs is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Underlying ETPs will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of the Underlying ETPs.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the Underlying ETPs’ value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying ETPs. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of the Underlying ETPs over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the Underlying ETPs at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the Underlying ETPs’ share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the Underlying ETPs. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying ETPs, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, or pricing considerations for swaps. The ability to incorporate options provides additional flexibility in pursuing the Fund’s daily investment objective, enhancing the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Fund’s investment adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Underlying ETPs’ share price. This rebalancing ensures alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the Underlying ETPs;

b) the Underlying ETPs’ overall performance;

c) the duration of the investment period;

d) financing rates associated with leveraged exposure; and

e) other Fund expenses.

●	Income Generation Strategy:

The Fund will write (sell) credit call spreads (described below) to generate premium income and manage risk associated with its leveraged exposure to the Underlying ETPs’ share price. A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying ETPs’ share price rises above the upper strike price.

The Fund’s credit call spreads are generally implemented on approximately 100% of the Fund’s net notional exposure to the Underlying ETPs. For instance, if the Fund employs leverage of 200%, half of the Fund’s effective exposure to the Underlying ETPs will be offset by the call spread, limiting upside participation for that portion of the exposure. While the strategy reduces the potential for gains from leveraged increases in the Underlying ETPs’ price, it generates premium income and mitigates risk through predefined limits on losses.

Portfolio Attributes

The Fund will seek to provide income distributions at least monthly in the form of cash.

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying ETPs. For purposes of compliance with this 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Due to the Fund’s investment strategy, the Fund’s will have economic exposure that is concentrated (i.e., more than 25% of its total assets) to the industry or group of industries, if any, assigned to Ethereum.

Information About Ether

As noted above, the Fund does not invest directly in ether or any other digital assets. The Fund does not invest directly in derivatives that track the performance of ether or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of ether. Investors seeking direct exposure to the price of ether should consider an investment other than the Fund. However, the Underlying ETPs may invest directly or indirectly (e.g., via futures) in ether. The following provides an overview of ether, the Ethereum Blockchain, the relationship between the two, as well as their use cases.

Ether Description

Ether is a digital asset which serves as the unit of account on an open-source, decentralized, peer-to-peer computer network. Ether may be used to pay for goods and services, stored for future use, or converted to a government-issued currency. As of the date of this Prospectus, the adoption of ether for these purposes has been limited. The value of ether is not backed by any government, corporation, or other identified body.

The value of ether is determined in part by the supply of and demand for, ether in the markets for exchange that have been organized to facilitate the trading of ether. Ether is the second largest digital asset by market capitalization behind bitcoin.

Ether is maintained on the decentralized, open source, peer-to-peer computer network (“Ethereum Network”). No single entity owns or operates the Ethereum Network. The Ethereum Network is accessed through software and governs the creation and movement of ether. The source code for the Ethereum Network is open-source, and anyone can contribute to its development.

Ethereum Network

The infrastructure of the Ethereum Network is collectively maintained by participants in the Ethereum Network, which include validators, developers, and users. Validators validate transactions and are currently compensated for that service in ether, as determined by the Ethereum Protocol. Developers maintain and contribute updates to the Ethereum Network’s source code. Users access the Ethereum Network using open-source software. Anyone can be a user, developer, or validator.

Ether is maintained on a digital transaction ledger commonly known as a “blockchain.” A blockchain is a type of shared and continually reconciled database, stored in a decentralized manner on the computers of certain users of the digital asset and is protected by cryptography. The Ethereum blockchain contains a record and history for each ether transaction.

The Ethereum blockchain allows for the creation of decentralized applications that are supported by a transaction protocol referred to as “smart contracts,” which includes the cryptographic operations that verify and secure ether transactions. A smart contract operates by a pre-defined set of rules (i.e., “if/then statements”) that allows it to automatically execute code on the Ethereum Network. Such actions taken by the pre-defined set of rules are not necessarily contractual in nature but are intended to eliminate the need for a third party to carry out code execution on behalf of users, making the system decentralized, allowing decentralized application developers to create a wide range of applications. Requiring payment in Ether on the Ethereum Network incentivizes developers to write quality applications and increases the efficiency of the Ethereum Network because wasteful code costs more. It also ensures that the Ethereum Network remains economically viable by compensating people for their contributed computational resources.

Ethereum Protocol

The Ethereum Protocol is an open source project with no official company or group in control. Anyone can review the underlying code and suggest changes. Because there is no central authority, the release of updates to the Ethereum Protocol source code by developers does not guarantee that the updates will be automatically adopted by the other participants. Users and validators must accept any changes made to the source code by downloading the proposed modification and that modification is effective only with respect to those ether users and validators who choose to download it. As a practical matter, a modification to the source code becomes part of the Ethereum Network only if it is accepted by validators that collectively represent a supermajority (two-thirds) of the cumulative validations on the Ethereum blockchain.

If a modification is accepted by only a portion of users and validators, a division will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.”

New ether is created through “staking” of ether by validators. Validators are required to stake ether in order to perform validation activities and then, as a reward, earn newly created ether. Validation activities include verifying transactions, storing data, and adding to the Ethereum blockchain. Further, with its collective computing power on the distributed network, the Ethereum network provides the ability to execute peer-to-peer transactions to realize, via smart contracts, automatic, conditional transfer of value and information, including money, voting rights, and property.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of any Underlying ETPs or ether.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying ETPs.
Defiance Leveraged Long + Income Bitcoin ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through a combination of a Leveraged Strategy and an Income Generation Strategy. The Leveraged Strategy aims to amplify returns by employing derivatives to achieve exposure to the share price (i.e., the price returns) of one or more select U.S.-listed exchange-traded products (“ETPs”) that seek exposure to Bitcoin, which is a digital asset (each an “Underlying ETP” and collectively, the “Underlying ETPs”) at daily levels ranging from 150% to 200% of the performance of the Underlying ETPs.

In pursuing the Leveraged Strategy, the Fund will invest primarily in swap agreements or option contracts on shares of the Underlying ETPs. The Fund may also invest directly in certain Underlying ETPs only to the extent that they (i) do not hold Bitcoin directly and (ii) achieve exposure to Bitcoin indirectly via derivatives.

The Income Generation Strategy complements the Leveraged Strategy by utilizing credit call spreads to seek to generate premium income and manage risk associated with the Fund’s leveraged exposure. While these strategies are designed to enhance potential returns and mitigate certain risks, the Income Generation Strategy may limit the upside performance of the Leveraged Strategy on the portion of exposure covered by the credit call spreads.

The Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund.

●	Leveraged Strategy:

The Fund seeks to achieve its investment objective by entering into derivatives transactions (i.e., swap agreements and options contracts) to gain long exposure to the Underlying ETPs. The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of the Underlying ETPs, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Fund’s investment adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in the Underlying ETPs increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying ETPs and associated derivatives markets.

The Fund’s dynamic approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Underlying ETPs, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Underlying ETPs. Under normal market conditions, the Fund’s daily exposure to the Underlying ETPs is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Underlying ETPs will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of the Underlying ETPs.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the Underlying ETPs’ value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying ETPs. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of the Underlying ETPs over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the Underlying ETPs at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the Underlying ETPs’ share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the Underlying ETPs. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying ETPs, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, or pricing considerations for swaps. The ability to incorporate options provides additional flexibility in pursuing the Fund’s daily investment objective, enhancing the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Fund’s investment adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Underlying ETPs’ share price. This rebalancing ensures alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the Underlying ETPs;

b) the Underlying ETPs’ overall performance;

c) the duration of the investment period;

d) financing rates associated with leveraged exposure; and

e) other Fund expenses.

●	Income Generation Strategy:

The Fund will write (sell) credit call spreads (described below) to generate premium income and manage risk associated with its leveraged exposure to the Underlying ETPs’ share price. A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying ETPs’ share price rises above the upper strike price.

The Fund’s credit call spreads are generally implemented on approximately 100% of the Fund’s net notional exposure to the Underlying ETPs. For instance, if the Fund employs leverage of 200%, half of the Fund’s effective exposure to the Underlying ETPs will be offset by the call spread, limiting upside participation for that portion of the exposure. While the strategy reduces the potential for gains from leveraged increases in the Underlying ETPs’ price, it generates premium income and mitigates risk through predefined limits on losses.

Portfolio Attributes

The Fund will seek to provide income distributions at least monthly in the form of cash.

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying ETPs. For purposes of compliance with this 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Due to the Fund’s investment strategy, the Fund’s will have economic exposure that is concentrated (i.e., more than 25% of its total assets) to the industry or group of industries, if any, assigned to Bitcoin.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Information About Bitcoin

As noted above, the Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund. However, the Underlying ETPs may invest directly or indirectly (e.g., via futures) in Bitcoin. The following provides an overview of Bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description:

Bitcoin, the first and most well-known digital asset, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning Bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making Bitcoin a unique investment commodity within the digital currency landscape. Although Bitcoin is called a crypto currency or digital currency, it is not presently accepted widely as payment.

Bitcoin Blockchain Description:

The Bitcoin blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all Bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the Bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital asset that operates on the Bitcoin blockchain, a decentralized and cryptographic ledger system. The Bitcoin blockchain underpins the entire Bitcoin network, providing a secure and transparent mechanism for recording Bitcoin transactions. Each Bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin blockchain, ensuring the integrity and traceability of the digital asset. Thus, while Bitcoin serves as a medium of exchange or store of value, the Bitcoin blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of Bitcoin. This symbiotic relationship ensures that Bitcoin operates in a trustless and decentralized manner, with the Bitcoin blockchain maintaining the currency’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases:

Bitcoin and the Bitcoin blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances. Bitcoin and the Bitcoin Blockchain were designed to be used as an alternative general purpose payment system and while bitcoin may be an attractive option for cross border transfers and remittances, it is presently not widely used as a means of payment.
2.	Store of Value: Due to its limited supply and decentralized nature, Bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.
3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.
4.	Asset Tokenization: The Bitcoin blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency. At this time this functionality is limited. Unlike the scripting language of blockchain platforms like Ethereum, the scripting language of the Bitcoin Blockchain is not Turing complete, and thus more limited in terms of the types of smart contracts it can support.
5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft. At this time, this functionality is limited.

None of the Fund, Tidal Trust II (the “Trust”), the Adviser, or their respective affiliates makes any representation to you as to the performance of any Underlying ETP or Bitcoin.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying ETPs.